Other payables and accrued liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Payables and Accruals [Abstract]
Schedule of Other payables and accrued liabilities

	December 31, 2022	June 30, 2023	June 30, 2023
	RMB	RMB	USD
	(Audited)
Salary payables	6,875,285	6,658,487	921,488
Other payables and accrued expenses	6,674,268	6,773,998	937,474
Total other payables and accrued liabilities	13,549,553	13,432,485	1,858,962